Accrued expenses and other current liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities

6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

(in thousands)	September 30, 2020	December 31, 2019
Professional fees	$332	$997
Compensation and related benefits	2,923	1,502
Research and development	12,238	507
Other	169	46
	$15,662	$3,052

6. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31,
(in thousands)	2018	2019
Professional fees	$56	$997
Compensation and related benefits	32	1,502
Research and development	—	507
Other	7	46
	$95	$3,052